UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23296

Dreyfus Institutional Liquidity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Treasury and Agency Liquidity Money Market Fund

SEMIANNUAL REPORT May 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Treasury and Agency Liquidity Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Treasury and Agency Liquidity Money Market Fund, covering the period from December 18, 2017 through May 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes have caused volatility to increase substantially during 2018. As a result, U.S. stocks generally have produced mildly positive returns while bonds have lost a degree of value over the first five months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market produced roughly flat total returns or lost a degree of value when short-term interest rates climbed and inflation expectations increased.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain strong. Continued economic growth, a robust labor market, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
June 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from the fund’s inception on December 18, 2017 through May 31, 2018, as provided by Thomas Riordan, Portfolio Manager

Market and Fund Performance Overview

For the period from the fund’s inception on December 18, 2017 through May 31, 2018, Dreyfus Treasury and Agency Liquidity Money Market Fund produced an annualized yield of 1.45%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 1.46%.1

Yields of money market instruments climbed over the reporting period in response higher short-term interest rates from the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund pursues its investment objective by investing only in U.S. Treasury securities, repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a “government money market fund,” as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash or repurchase agreements collateralized by cash), and typically invests exclusively in such securities.

Less Accommodative Monetary Policy Boosted Interest Rates

The fall of 2017 saw a continued economic expansion, robust labor market gains, and rising short-term interest rates as the Fed implemented another interest-rate hike in mid-December, its third of 2017, raising the federal funds rate to between 1.25% and 1.50%. The unemployment rate stood at 4.1% and 175,000 new jobs were created. Retail sales during the holiday season climbed 4.9% compared to the previous year, and investors responded positively to federal tax reform legislation.

In January 2018, 176,000 new jobs were added and the unemployment rate stayed at 4.1%. Corporate earnings growth continued to exceed expectations and hiring activity proved brisk.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

February saw renewed volatility in the financial markets as inflation fears mounted in response to the addition of 324,000 jobs. The unemployment rate stayed steady at 4.1%. Manufacturing activity continued to expand, and consumer confidence remained high.

Heightened volatility in the financial markets persisted in March, when investors reacted nervously to potential new trade tariffs. Job creation trailed off compared to previous months with 155,000 new jobs, but the manufacturing industry posted its strongest job gains in more than three years. The unemployment rate remained at 4.1% for the sixth consecutive month, but consumer confidence fell slightly. The U.S. economy grew at a 2.2% annualized rate over the first quarter of 2018.

In April, the unemployment rate slid to 3.9%, and 175,000 new jobs were added to the workforce. Retail sales grew 0.3% amid persistently strong consumer confidence. In addition, long-term interest rates continued to climb, as the yield on 10-year U.S. Treasury bonds topped 3% for the first time since 2014.

May saw a further decrease in the unemployment rate to 3.8%, its lowest level since December 1969. An estimated 244,000 new jobs were added during the month. Meanwhile, retail sales grew at a faster-than-expected 0.8% rate, even as fuel prices moved sharply higher. The Consumer Price Index and average hourly wages rose 2.8% and 2.7% above year-ago levels, respectively, indicating that inflation is accelerating.

Additional Rate Hikes Expected

Just days after the reporting period’s end, the Fed continued to moderate its accommodative monetary policy by raising the overnight federal funds rate to between 1.75% and 2.00%. The Fed also continued to unwind its balance sheet through the sale of U.S. government securities, and more short-term interest-rate hikes are anticipated over the remainder of 2018 and into 2019.

In the rising interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

June 15, 2018

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yield provided for the fund reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund's yield would have been lower.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Dreyfus Corporation has no legal obligation to provide financial support to the fund, and you should not expect that The Dreyfus Corporation will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Treasury and Agency Liquidity Money Market Fund from December 18, 2017 (commencement of operations) to May 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2018

Expenses paid per $1,000†	$ .32
Ending value (after expenses)	$ 1,006.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2018††

Expenses paid per $1,000†††	$ .35
Ending value (after expenses)	$ 1,024.58

† Expenses are equal to the fund’s annualized expense ratio of .07%, multiplied by the average account value over the period, multiplied by 165/365 (to reflect the actual days in the period).

†† Please note that while the fund commenced operations on December 18, 2017, the Hypothetical expense paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period December 1, 2017 to May 31, 2018.

††† Expenses are equal to the fund’s annualized expense ratio of .07%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2018 (Unaudited)

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Treasury Bills - 16.3%
6/14/18	1.58	500,000,000	[a]	499,716,528
6/21/18	1.66	500,000,000	[a]	499,538,889
7/12/18	1.70	500,000,000	[a]	499,034,792
8/9/18	1.65	250,000,000	[a]	249,216,562
Total U.S. Treasury Bills (cost $1,747,506,771)				1,747,506,771

U.S. Treasury Floating Rate Notes - 10.8%
6/1/18, 3 Month U.S. T-BILL + .03%	1.93	192,000,000	[b]	192,023,997
6/1/18, 3 Month U.S. T-BILL + .07%	1.95	469,000,000	[b]	469,085,367
6/1/18, 3 Month U.S. T-BILL + .06%	1.96	476,000,000	[b]	476,013,305
6/1/18, 3 Month U.S. T-BILL + .17%	1.98	23,000,000	[b]	23,008,742
Total U.S. Treasury Floating Rate Notes (cost $1,160,131,411)				1,160,131,411

U.S. Treasury Notes - 1.9%
6/30/18 (cost $199,796,127)	1.76	200,000,000		199,796,127

Repurchase Agreements - 71.1%
Bank of Nova Scotia	1.77	210,000,000		210,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $210,010,325 (fully collateralized by $209,960,024 U.S. Treasuries (including strips), 0%-6.88%, due 11/1/18-5/15/46, value $214,200,004)

Barclays Bank PLC	1.78	2,050,000,000		2,050,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $2,050,101,361 (fully collateralized by $2,056,571,103 U.S. Treasuries (including strips), 0%-8.75%, due 10/15/18-2/15/47, value $2,091,000,111)

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Repurchase Agreements - 71.1% (continued)
CIBC (New York)	1.77	750,000,000	750,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $750,036,875 (fully collateralized by $760,021,900 U.S. Treasuries, 0.13%-4.38%, due 11/30/20-5/15/47, value $765,000,072)

Credit Agricole CIB	1.77	1,912,000,000	1,912,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $1,912,094,007 (fully collateralized by $1,985,179,888 U.S. Treasuries (including strips), 0%-8.75%, due 6/7/18-5/15/48, value $1,933,677,799)

Deutsche Bank	1.78	300,000,000	300,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $300,014,833 (fully collateralized by $429,651,891 U.S. Treasuries (including strips), 0%-2.50%, due 10/15/18-2/15/46, value $306,000,012)

Mitsubishi UFG (CAN)	1.78	350,000,000	350,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $350,017,306 (fully collateralized by $363,465,200 U.S. Treasuries, 1.13%-3.38%, due 1/15/19-2/15/47, value $357,000,053)

Natixis New York Branch	1.78	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $500,024,722 (fully collateralized by $519,900,936 U.S. Treasuries (including strips), 0%-8.75%, due 7/15/18-11/15/46, value $510,000,000)

Nomura Securities International	1.71	900,000,000	900,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/30/18, due 6/6/18 in the amount of $900,299,250 (fully collateralized by $950,323,141 U.S. Treasuries (including strips), 0%-8%, due 6/30/18-2/15/48, value $918,000,000)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Repurchase Agreements - 71.1% (continued)
Nomura Securities International	1.71	450,000,000	450,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/29/18, due 6/5/18 in the amount of $450,149,625 (fully collateralized by $510,916,365 U.S. Treasuries (including strips), 0%-5.25%, due 8/31/18-2/15/48, value $459,000,000)

Nomura Securities International	1.78	200,000,000	200,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $200,009,889 (fully collateralized by $202,522,758 U.S. Treasuries (including strips), 0%-8%, due 6/14/18-5/15/48, value $204,000,005)

Total Repurchase Agreements (cost $7,622,000,000)			7,622,000,000
Total Investments (cost $10,729,434,309)		100.1%	10,729,434,309
Liabilities, Less Cash and Receivables		(.1%)	(10,420,027)
Net Assets		100.0%	10,719,014,282

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	71.1
U.S. Treasury Bills	16.3
U.S. Treasury Floating Rate Notes	10.8
U.S. Treasury Notes	1.9
100.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $7,622,000,000) —Note 1(b)	10,729,434,309	10,729,434,309
Interest receivable		2,980,985
Prepaid expenses and other assets		1,409,572
		10,733,824,866
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		771,580
Cash overdraft due to Custodian		12,658,759
Accrued expenses		1,380,245
		14,810,584
Net Assets ($)		10,719,014,282
Composition of Net Assets ($):
Paid-in capital		10,718,979,595
Accumulated net realized gain (loss) on investments		34,687
Net Assets ($)		10,719,014,282
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		10,718,979,595
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

From December 18, 2017 (commencement of operations) to May 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	74,984,968
Expenses:
Management fee—Note 2(a)	3,928,761
Registration fees	870,690
Custodian fees—Note 2(b)	167,746
Trustees’ fees and expenses—Note 2(c)	164,906
Amortization of organization expense	67,000
Professional fees	41,446
Prospectus and shareholders’ reports	16,559
Shareholder servicing costs—Note 2(b)	457
Miscellaneous	35,558
Total Expenses	5,293,123
Less—reduction in expenses due to undertaking—Note 2(a)	(1,803,514)
Less—reduction in fees due to earnings credits—Note 2(b)	(167,749)
Net Expenses	3,321,860
Investment Income—Net	71,663,108
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	34,687
Net Increase in Net Assets Resulting from Operations	71,697,795

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

From December 18, 2017 (commencement of operations) to May 31, 2018 (Unaudited)

Operations ($):
Investment income—net	71,663,108
Net realized gain (loss) on investments	34,687
Net Increase (Decrease) in Net Assets Resulting from Operations	71,697,795
Distributions to Shareholders from ($):
Investment income—net	(71,663,108)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	81,681,066,610
Cost of shares redeemed	(70,962,187,015)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	10,718,879,595
Total Increase (Decrease) in Net Assets	10,718,914,282
Net Assets ($):
Beginning of Period—Note 1	100,000
End of Period	10,719,014,282

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal period from December 18, 2017 (commencement of operations) to May 31, 2018. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net	.007
Distributions:
Dividends from investment income—net	(.007)
Net asset value, end of period	1.00
Total Return (%)[a]	.66
Ratio of total expenses to average net assets[b]	.11
Ratio of net expenses to average net assets[b]	.07
Ratio of net investment income to average net assets[b]	1.46
Net Assets, end of period ($ x 1,000)	10,719,014

a Not annualized.

b Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Treasury and Agency Liquidity Money Market Fund (the “fund”) is the sole series of Dreyfus Institutional Liquidity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund had no operations until December 18, 2018 (commencement of operations), other than matters relating to its organization and registration under the Act. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. At commencement, 100,000 initial shares of Beneficial Interest were issued to Dreyfus. The fiscal year end of the fund is November 30.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities will be determined by procedures established by and under the general supervision of the fund’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	10,729,434,309
Level 3 - Significant Unobservable Inputs	-
Total	10,729,434,309

† See Statement of Investments for additional detailed categorizations.

At May 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2018, the fund did not incur any interest or penalties.

The components of accumulated earnings on a tax basis and tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .08% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had agreed, for the period from December 18, 2017 through April 1, 2018, to waive receipt of a portion of its management fee in the amount of .04% of the value of the fund’s average daily net assets. This waiver was voluntary, not contractual. The reduction in expenses, pursuant to the undertaking, amounted to $1,803,514 during the period ended May 31, 2018.

(b) The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2018, the fund was charged

$126 for transfer agency services and $3 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $3.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2018, the fund was charged $167,746 pursuant to the custody agreement. These fees were offset by earnings credits of $167,746.

During the period ended May 31, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $690,854, custodian fees $75,115, Chief Compliance Officer fees $5,267 and transfer agency fees $344.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on November 2, 2017, the Board considered the approval of the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the approval of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support expected to be available to, and portfolio management capabilities of, the fund’s proposed portfolio management personnel and that Dreyfus also would provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of Dreyfus the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board was provided with relevant composite performance information. The Board considered the reputation and experience of Dreyfus.

The Board reviewed comparisons and other information independently prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), including: the average and median actual management fees of funds in the fund’s anticipated Lipper category, which were higher than the fund’s proposed contractual management fee; the contractual management fees of the funds in the fund’s anticipated Lipper category; and the contractual and actual management fees, as well as the expense ratios, of a group of funds independently prepared by Broadridge, indicating average and median actual and contractual management fees higher than the fund’s proposed contractual management fee.

Dreyfus representatives reviewed with the Board the contractual management or investment advisory fees, as well as the expense ratios, of funds managed by Dreyfus or its affiliates that are in the same Lipper category as the fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. There were no separate accounts or other investment products managed by Dreyfus or its affiliates with the same or a similar investment mandate as the fund.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board considered potential benefits to Dreyfus from acting as investment adviser. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreement.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus are adequate and appropriate.

• The Board concluded that, since the fund had not yet commenced operations, its performance could not be measured and was not a factor.

• The Board concluded that the fee to be paid to Dreyfus was appropriate in light of the totality of the services to be provided as discussed above.

• The Board determined that, because the fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services proposed to be provided to the fund by Dreyfus. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to approve the Agreement.

NOTES

For More Information

Dreyfus Treasury and Agency Liquidity Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DTLXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 4123SA0518

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Liquidity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)